Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis, by level, within the fair value hierarchy:

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Assets
Foreign currency contracts(1)	$—	$697	$—	$697

Total assets measured at fair value	$—	$697	$—	$697

Liabilities:
Foreign currency contracts(1)	$—	$42	$—	$42
Contingent purchase consideration liabilities(2)	$—	$—	$34,320	$34,320

Total liabilities measured at fair value	$—	$42	$34,320	$34,362

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Assets
Time deposits (3)	$—	$5	$—	$5
Foreign currency contracts(1)	—	405	—	405

Total assets measured at fair value	$—	$410	$—	$410

Liabilities:
Foreign currency contracts(1)	$—	$39	$—	$39
Contingent purchase consideration liabilities(2)	$—	$—	$25,358	$25,358

Total liabilities measured at fair value	$—	$39	$25,358	$25,397

(1)	Contract fair values are determined based on quoted prices for similar assets in active markets using inputs such as currency rates and forward points.
(2)	The fair values of the contingent purchase consideration liabilities are determined for each arrangement individually. The fair value is determined using the income approach with significant inputs that are not observable in the market. Key assumptions include discount rates consistent with the level of risk of achievement and probability adjusted financial projections. The expected outcomes are recorded at net present value, which requires adjustment over the life of the instruments for changes in risks and probabilities.
(3)	Time deposits are classified as part of cash and cash equivalents on the consolidated balance sheets.

Summary of Changes in Fair Value of Level 3 Financial Liabilities

The following table sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities:

	Year Ended December 31,
	2013	2014	2015
Fair value at beginning of period	$3,395	$1,984	$34,320
Additions due to acquisitions	—	33,856	19,466
Change in fair value of Level 3 liabilities(4)	1,237	730	(6,623)
Effects of foreign currency exchange	—	—	300
Payments/release of contingent consideration	(2,648)	(2,250)	(22,105)

Fair value at end of period	$1,984	$34,320	$25,358

(4)	The changes in fair value of the contingent purchase consideration liabilities were due to the passage of time and changes in the probability of achievement used to develop the estimate.